Supplement to the
Fidelity® Dividend ETF for Rising Rates, Fidelity® High Dividend ETF, Fidelity® Low Volatility Factor ETF, Fidelity® Momentum Factor ETF, Fidelity® Quality Factor ETF, Fidelity® Small-Mid Multifactor ETF, Fidelity® Stocks for Inflation ETF and Fidelity® Value Factor ETF
November 29, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of each fund.

The following information replaces similar information for Fidelity® Dividend ETF for Rising Rates found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since September 2016.

The following information supplements information for Fidelity® Dividend ETF for Rising Rates found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® High Dividend ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since September 2016.

The following information supplements information for Fidelity® High Dividend ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® Low Volatility Factor ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since September 2016.

The following information supplements information for Fidelity® Low Volatility Factor ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® Momentum Factor ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since September 2016.

The following information supplements information for Fidelity® Momentum Factor ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® Quality Factor ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since September 2016.

The following information supplements information for Fidelity® Quality Factor ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® Small-Mid Multifactor ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since February 2019.

The following information supplements information for Fidelity® Small-Mid Multifactor ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® Stocks for Inflation ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since November 2019.

The following information supplements information for Fidelity® Stocks for Inflation ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since November 2019.

The following information replaces similar information for Fidelity® Value Factor ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since September 2016.

The following information supplements information for Fidelity® Value Factor ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information for each fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of each fund, which he has managed since September 2016 (except for Fidelity® Small-Mid Multifactor ETF, which he has managed since February 2019 and Fidelity® Stocks for Inflation ETF, which he has managed since November 2019). He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information for each fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of each fund, which he has managed since August 2019 (except for Fidelity® Stocks for Inflation ETF, which he has managed since November 2019). He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

CPF-22-01 1.9881102.105	April 1, 2022

Supplement to the
Fidelity® Emerging Markets Multifactor ETF, Fidelity® International High Dividend ETF, Fidelity® International Multifactor ETF and Fidelity® International Value Factor ETF
March 1, 2022
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of each fund.

The following information replaces similar information for Fidelity® Emerging Markets Multifactor ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since February 2019.

The following information supplements information for Fidelity® Emerging Markets Multifactor ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® International High Dividend ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since January 2018.

The following information supplements information for Fidelity® International High Dividend ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® International Multifactor ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since February 2019.

The following information supplements information for Fidelity® International Multifactor ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar information for Fidelity® International Value Factor ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since January 2018.

The following information supplements information for Fidelity® International Value Factor ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since August 2019.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of each fund, which he has managed since January 2018 for Fidelity® International High Dividend ETF and Fidelity® International Value Factor ETF and managed since February 2019 for Fidelity® Emerging Markets Multifactor ETF and Fidelity® International Multifactor ETF. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of each fund, which he has managed since August 2019. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

IHD-IVE-22-02 1.9894173.104	April 1, 2022

Supplement to the
Fidelity® U.S. Multifactor ETF
November 29, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of the fund.

The following information replaces similar information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since September 2020.

The following information supplements information found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since September 2020.

The following information replaces similar biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of the fund, which he has managed since September 2020. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of the fund, which he has managed since September 2020. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

USM-22-01 1.9905429.100	April 1, 2022

Supplement to the
Fidelity® Clean Energy ETF, Fidelity® Cloud Computing ETF, Fidelity® Digital Health ETF and Fidelity® Electric Vehicles and Future Transportation ETF
October 1, 2021
Prospectus

Deane Gyllenhaal no longer serves as senior portfolio manager of each fund.

The following information replaces similar information for Fidelity® Clean Energy ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since October 2021.

The following information supplements information for Fidelity® Clean Energy ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since October 2021.

The following information replaces similar information for Fidelity® Cloud Computing ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since October 2021.

The following information supplements information for Fidelity® Cloud Computing ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since October 2021.

The following information replaces similar information for Fidelity® Digital Health ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since October 2021.

The following information supplements information for Fidelity® Digital Health ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since October 2021.

The following information replaces similar information for Fidelity® Electric Vehicles and Future Transportation ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Peter Matthew (senior portfolio manager) has managed the fund since October 2021.

The following information supplements information for Fidelity® Electric Vehicles and Future Transportation ETF found in the “Fund Summary” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi (portfolio manager) has managed the fund since October 2021.

The following information replaces similar biographical information for each fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Peter Matthew is senior portfolio manager of each fund, which he has managed since October 2021. He also manages other funds. Since joining Geode in 2007, Mr. Matthew has worked as a senior operations associate, portfolio manager assistant, assistant portfolio manager, portfolio manager, and senior portfolio manager.

The following information supplements biographical information for each fund found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Navid Sohrabi is portfolio manager of each fund, which he has managed since October 2021. He also manages other funds. Since joining Geode in 2019, Mr. Sohrabi has worked as a portfolio manager. Prior to joining Geode, Mr. Sohrabi worked at DWS, most recently as an index portfolio manager.

CEE-22-01 1.9905428.100	April 1, 2022